Exhibit 99.1 Disclosures Required by Rule 15Ga-1(1)(2)

Name of Issuing Entity	Check if Registered	Name of Originator(3)	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected

(a)	(b)	( c)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
			(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)

Asset Class : Residential Mortgage Backed Securities - HELOC
GS Mortgage-Backed Securities Trust 2024-HE1		Button Finance, Inc.	13	962,296	0.39
		Castle Mortgage Corporation dba Excelerate Capital, A Delaware C	1	273,607	0.11
		Georgia Banking Company	1	74,056	0.03
		Global Equity Finance, Inc.	5	476,876	0.2
		HomeBridge Financial Services, Inc	1	96,260	0.04
		Kind Lending, LLC	91	11,075,945	4.53
		Loan Depot.com, LLC	1,349	85,725,478	35.08
		Lower, LLC	114	11,472,933	4.7	1	97,000	0.05				1	97,000	0.05
		Nationwide Bank	25	934,407	0.38
		Network Capital Funding Corporation	13	682,631	0.28
		Nexera Holding, LLC dba NewFi Lending, a Delaware Corporation	1	234,769	0.1
		Summit Lending	6	557,993	0.23
		United Wholesale Mortgage, LLC	1,472	131,794,635	53.93
Total GS Mortgage-Backed Securities Trust 2024-HE1			3,092	244,361,886	100	1	97,000	0.05				1	97,000	0.05

Total Asset Class : Residential Mortgage Backed Securities - HELOC			3,092	244,361,886	100	1	97,000	0.05	0	0	0	1	97,000	0.05	0	0	0	0	0	0	0	0	0

Asset Class : Residential Mortgage Backed Securities - Non-Prime
GS Mortgage-Backed Securities Trust 2020-PJ2		AmRes Corporation	1	782,632	0.2
		AmWest Funding Corp.	2	2,090,392	0.53
		AmeriFirst Financial, Inc.	1	1,270,071	0.32
		Angel Oak Home Loans LLC	20	15,267,915	3.86
		Arc Home LLC	2	1,207,995	0.31
		BankSouth Mortgage Company, LLC	1	1,234,502	0.31
		Boston Private Bank & Trust Company	3	2,796,977	0.71
		Caliber Home Loans, Inc	16	11,470,379	2.9
		Cherry Creek Mortgage Co., Inc.	1	1,045,241	0.26
		CrossCountry Mortgage, LLC	24	16,878,850	4.26
		Embrace Home Loans, Inc.	3	1,856,176	0.47
		First Federal Bank	1	575,437	0.15
		Flagstar Bank, FSB	1	765,626	0.19
		Florida Capital Bank, National Association	1	529,632	0.13
		Guaranteed Rate Affinity, LLC	7	4,536,717	1.15
		Guaranteed Rate Inc	1	644,163	0.16	1	583,750	0.74				1	583,750	0.74
		Guaranteed Rate, Inc	39	23,556,265	5.95
		Home Point Financial Corporation	20	12,360,809	3.12
		HomeBridge Financial Services, Inc.	61	37,750,932	9.54
		JMAC Lending, Inc	2	1,324,951	0.33
		JMJ Financial Group dba The Coastal Lending Group	2	1,352,835	0.34
		LendUS, LLC	1	2,417,023	0.61
		LoanDepot.com	65	57,599,127	14.55
		Mega capital Funding, Inc.	3	2,912,374	0.74
		Minnesota Residential Mortgage, Inc.	1	552,785	0.14
		Movement Mortgage, LLC	17	11,772,451	2.97
		NJ Lenders Corp.	5	5,773,577	1.46
		NMSI, Inc.	1	559,307	0.14
		Nations Direct Mortgage, LLC	3	3,914,959	0.99
		Opportunity Bank of Montana	2	1,386,424	0.35
		Paramount Residential Mortgage Group, Inc.	1	685,970	0.17
		PenFed	1	784,826	0.2
		Plaza Home Mortgage, Inc.	1	669,013	0.17
		Radius Financial Group Inc.	1	860,433	0.22
		Republic State Mortgage Co.	1	621,233	0.16
		Residential Wholesale Mortgage, Inc.	1	936,544	0.24
		RiverHills Bank (MS)	1	700,710	0.18
		Sierra Pacific Mortgage Company, Inc.	1	1,116,908	0.28
		Synovus Mortgage Corp.	1	589,317	0.15
		Union Home Mortgage Corp	1	1,046,395	0.26
		United Shore Financial Services, LLC	211	161,561,397	40.82
Total GS Mortgage-Backed Securities Trust 2020-PJ2			528	395,759,269	100	1	583,750	0.74				1	583,750	0.74

GS Mortgage-Backed Securities Trust 2020-NQM1		5Th Street Capital, Inc.	2	1,427,028	0.47
		A & D Mortgage LLC	2	327,340	0.11
		American Financial Network, Inc Dba Realty Mortgage Alliance	4	1,751,951	0.58
		American Lending, Inc.	1	331,850	0.11
		American Pacific Mortgage Corp. Dba American Pacific Funding	6	2,706,029	0.89
		Amwest Funding Corp.	2	2,291,060	0.76
		Athas Capital Group Inc	0	0	0	1	0	0							1	0	0
		Athas Capital Group, Inc.	40	10,646,915	3.52
		Axos Bank	1	370,169	0.12
		Banksouth Mortgage Company, LLC	1	106,082	0.04
		Barrington Bank And Trust Company, N.A.	1	511,467	0.17
		Bm Real Estate Service Inc	4	3,627,733	1.2
		Calculated Risk Analytics, LLC.	22	10,811,390	3.57
		Capital Alliance, LLC	7	2,995,143	0.99
		Capital Partners Mortgage, LLC	1	273,076	0.09
		Capstone Direct Inc.	2	1,115,242	0.37
		Cherry Creek Mortgage Co., Inc.	1	562,517	0.19
		Citywide Home Loans, LLC	1	274,926	0.09
		Cliffco, Inc. Dba Cliffco Mortgage Bankers	2	487,051	0.16
		Continental Mortgage Bankers, Inc	1	104,831	0.03
		Corum Financial Services Inc.	1	569,512	0.19
		Crosscountry Mortgage LLC	0	0	0	1	716,063	1.04							1	716,063	1.04
		Crosscountry Mortgage, LLC	25	12,715,879	4.2	1	518,312	0.75							1	518,312	0.75
		Diamond Residential Mortgage Corp.	1	895,937	0.3
		Direct Lenders, LLC	1	101,871	0.03
		Directors Financial Group	1	395,500	0.13
		Draper & Kramer Mortgage Corp.	1	92,751	0.03
		Eagle Home Mortgage, LLC	32	9,448,416	3.12
		Ecom Mortgage, Inc.	1	172,425	0.06
		Embrace Home Loans, Inc.	27	9,087,444	3
		Family First Funding, LLC	3	2,871,458	0.95
		Fbc Mortgage, LLC	2	626,827	0.21
		First Choice Loan Services Inc	3	1,638,554	0.54
		First Guaranty Mortgage Corporation	44	14,980,601	4.95	1	474,616	0.69							1	474,616	0.69
		First Option Mortgage, LLC	1	130,291	0.04
		First Savings Mortgage Corporation	1	496,586	0.16
		Firstbank	1	520,488	0.17
		Freedom Mortgage Corporation - Nj	1	72,548	0.02
		Fundloans Capital	1	401,589	0.13
		Gardner Financial Services Ltd Dba Gardner Financial Service	1	462,221	0.15
		Greenbox Loans Inc	0	0	0
		Greenbox Loans, Inc.	101	40,184,050	13.28	2	301,595	0.44							2	301,595	0.44
		Gsf Mortgage Corporation	1	97,564	0.03
		Highlands Residential Mortgage, Ltd	3	870,743	0.29
		Homebridge Financial Services, Inc	4	1,379,428	0.46
		Homeowners Financial Group Usa, LLC.	1	380,476	0.13
		Homexpress Mortgage Corp.	27	11,275,209	3.73	2	676,660	0.98							2	676,660	0.98
		Inland Bank And Trust	3	1,117,852	0.37
		Integrity First Financial Group, Inc.	6	1,865,071	0.62	1	119,452	0.17				1	119,452	0.17
		Jmac Lending, Inc.	6	5,666,780	1.87
		Lendingone	59	7,026,707	2.32
		Lendsure Mortgage Corp.	1	383,244	0.13
		Lendus, LLC	2	821,593	0.27
		Lima One Capital	3	439,078	0.15
		Lima One Capital, LLC	10	727,018	0.24
		Loandepot.Com	54	46,669,608	15.42
		Loandepot.Com, LLC D/B/A Imortgage	7	2,410,815	0.8
		Lynx Mortgage Bank, LLC	2	636,635	0.21
		Mega Capital Funding, Inc.	1	2,934,421	0.97
		Mortgage One Solutions, Inc.	1	905,466	0.3
		Mortgage World Bankers, Inc.	2	635,510	0.21
		Movement Mortgage, LLC	1	534,537	0.18
		Newrez LLC	22	7,449,310	2.46
		North American Financial Corp.	11	2,483,916	0.82
		Oaktree Funding Corporation	13	4,873,484	1.61	1	266,370	0.39							1	266,370	0.39
		Ocmbc, Inc.	28	12,701,650	4.2
		Planet Home Lending LLC	2	551,926	0.18
		Primary Capital Mortgage, LLC.	1	570,065	0.19
		Prime Source Mortgage, Inc.	1	480,196	0.16
		Provident Funding Associates, Lp	1	522,416	0.17
		Recovco Mortgage Management LLC	0	0	0	1	296,092	0.43							1	296,092	0.43
		Recovco Mortgage Management, LLC	66	23,830,553	7.88
		Reliant Bank	14	8,931,856	2.95
		Resmac, Inc.	8	2,796,630	0.92
		Royal Pacific Funding Corp Dba Pacific Banc	1	424,792	0.14
		Sg Capital Partners LLC	1	882,726	0.29
		Shelter Lending Services, LLC	1	359,399	0.12
		Shelter Mortgage Company LLC	1	338,882	0.11
		Sirva Mortgage	1	282,883	0.09
		Sun West Mortgage Company, Inc.	6	5,878,892	1.94
		Synergy One Lending, Inc.	3	703,635	0.23
		The Federal Savings Bank	2	651,306	0.22
		Total Mortgage Services, L.L.C.	1	233,355	0.08
		Wall Street Mortgage Bankers, Ltd.	5	3,694,713	1.22
		Wholesale Capital Corporation	1	574,389	0.19
Total GS Mortgage-Backed Securities Trust 2020-NQM1			734	302,581,476	100	11	3,369,161	4.88				1	119,452	0.17	10	3,249,708	4.71

GS Mortgage-Backed Securities Trust 2021-NQM1		ALL STREET MTG BANKERS LTD	1	623,534	0.21
		American Financing Corporation	1	306,737	0.11
		Aspire Financial Inc dba Texaslending.com	1	208,244	0.07
		Atlantic Home Loans d/b/a Atlantic Home Loans Lcnsd Mtg Bnkr	1	196,880	0.07
		Augusta Financial, Inc.	1	467,148	0.16
		Bank of England	5	2,460,195	0.85
		Bay Equity LLC	1	563,117	0.19
		Bridgeview Mortgage Corp.	1	440,709	0.15
		CORNERSTONE HOME LENDING, INC	1	677,491	0.23
		Calculated Risk Analytic, LLC. dba Excelerate Capital	4	2,655,810	0.91
		Caliber Home Loans, Inc	17	9,014,811	3.1
		Cliffco, Inc. dba Cliffco Mortgage Bankers	3	3,389,451	1.17
		CrossCountry Mortgage, LLC	12	8,589,889	2.95
		FM Home Loans, LLC	10	8,892,254	3.06
		Fairway Independent Mortgage Corp.	10	4,604,874	1.58
		First Guaranty Mortgage Corporation	5	4,628,573	1.59	1	46,568	0.04							1	46,568	0.04
		Flagstar Bank, FSB	8	5,799,749	1.99
		Greenbox Loans, Inc.	14	3,886,539	1.34
		Greenway Mortgage Funding Corp.	1	334,676	0.12
		Home Point Financial Corporation	16	6,614,744	2.27
		HomeBridge Financial Services, Inc	43	26,136,450	8.99
		HomeXpress Mortgage Corp.	62	31,412,613	10.8
		Hometown Equity Mortgage, LLC	6	1,698,855	0.58
		Hometown Lenders, Inc.	1	218,521	0.08
		IMPAC Mortgage Corp.	14	5,629,065	1.94
		Jet Direct Funding Corp.	1	600,000	0.21
		LOAN SIMPLE, INC	1	188,022	0.06
		Lincoln Capital Advisors, LLC	12	12,310,052	4.23
		LoanDepot.com	73	37,352,297	12.84
		Luxury Mortgage Corp.	4	2,591,918	0.89
		Mid Valley Services, Inc.	1	568,197	0.2
		Midwest Equity Mortgage LLC	1	829,317	0.29
		Mortgage World Bankers, Inc.	1	648,000	0.22
		Movement Mortgage, LLC	6	4,472,626	1.54
		NewRez LLC	2	1,501,523	0.52
		North American Financial Corp.	1	124,373	0.04
		OCMBC Inc	0	0	0	1	2,066,618	1.7							1	2,066,618	1.7
		OCMBC, Inc.	8	10,230,680	3.52
		Oaktree Funding Corporation	1	569,643	0.2
		PLANET HOME LENDING LLC	2	396,163	0.14
		Paramount Bank	1	1,272,000	0.44
		Provident Funding Associates, LP	7	2,205,217	0.76
		Recovco Mortgage Management, LLC	20	10,620,123	3.65
		Royal Pacific Funding Corp dba Pacific Banc	13	11,374,112	3.91
		SI Mortgage Company	1	415,461	0.14
		Sharestates Investments LLC	70	31,487,328	10.83	22	16,745,542	13.81				1	105,000	0.09	21	16,640,542	13.72
		Synovus Mortgage Corp.	2	1,265,304	0.44
		TVC Funding III, LLC	128	19,432,379	6.68	3	297,870	0.25							3	297,870	0.25
		United Shore Financial Services, LLC	16	8,679,166	2.98
		Wall Street Mortgage Bankers, Ltd.	1	391,554	0.13
		West One Capital Group, Inc.	1	1,827,500	0.63
Total GS Mortgage-Backed Securities Trust 2021-NQM1			613	290,803,884	100	27	19,156,598	15.8				1	105,000	0.09	26	19,051,598	15.71

GS Mortgage-Backed Securities Trust 2021-GR2		Guaranteed Rate Affinity, LLC	238	63,581,135	13.74
		Guaranteed Rate, Inc	1,478	399,211,896	86.26	3	1,114,620	0.32							3	1,114,620	0.32
Total GS Mortgage-Backed Securities Trust 2021-GR2			1,716	462,793,031	100	3	1,114,620	0.32							3	1,114,620	0.32

GS Mortgage Backed Securities 2021-PJ9		AmeriFirst Financial, Inc.	1	1,419,328	0.16
		Angel Oak Home Loans LLC	15	12,337,292	1.41
		Augusta Financial, Inc.	2	2,009,371	0.23
		BM Real Estate Service Inc	1	691,489	0.08
		CMG Mortgage, Inc. DBA CMG Financial	1	924,919	0.11
		CalCon Mutual Mortgage LLC	15	13,838,276	1.58
		Caliber Home Loans, Inc	6	5,820,868	0.67
		Carrollton Bank (IL)	1	1,009,239	0.12
		Central Bancompany, Inc.	1	753,237	0.09
		Change Lending, LLC	3	3,471,996	0.4
		Cherry Creek Mortgage Co., Inc.	1	1,058,332	0.12
		Chicago Mortgage Solutions LLC	16	12,354,471	1.41
		Citadel Servicing Corporation	2	1,617,252	0.19
		Crescent Mortgage Company	1	1,121,297	0.13
		CrossCountry Mortgage, LLC	28	22,788,732	2.61
		Encore Bank (AR)	1	822,675	0.09
		Equity Prime Mortgage, LLC	1	1,012,063	0.12
		Fairway Independent Mortgage Corp.	3	3,058,334	0.35
		First Guaranty Mortgage Corporation	18	20,345,436	2.33
		General Mortgage Capital Corporation	1	969,860	0.11
		Guaranteed Rate Affinity, LLC	12	16,525,967	1.89
		Guaranteed Rate, Inc	60	76,471,470	8.75
		Hamilton Home Loans, Inc.	1	732,982	0.08
		HomeBridge Financial Services, Inc	9	10,919,271	1.25
		HomeXpress Mortgage Corp.	2	1,641,436	0.19
		Homestead Funding Corp	1	958,901	0.11
		IMPAC Mortgage Corp.	2	1,444,730	0.17
		JMAC Lending, Inc.	8	8,691,452	0.99
		LoanDepot.com	44	39,447,907	4.52
		McLean Mortgage Corporation	1	895,453	0.1
		Movement Mortgage LLC	0	0	0	1	1,013,667	0.15							1	1,013,667	0.15
		Movement Mortgage, LLC	169	145,753,618	16.68
		NJ Lenders Corp.	1	1,793,614	0.21
		NMSI, Inc.	1	1,130,347	0.13
		NP, Inc.	1	638,694	0.07
		New Wave Lending Group Inc	1	2,487,903	0.28
		NewRez LLC	15	13,497,392	1.54
		Nexera Holding LLC	14	17,838,329	2.04
		OCMBC, Inc.	3	3,883,480	0.44
		Opportunity Bank of Montana	1	893,176	0.1
		Plaza Home Mortgage, Inc.	1	1,790,690	0.2
		Point Mortgage Corp.	1	1,753,689	0.2
		Proper Rate, LLC	6	4,756,329	0.54
		Sprout Mortgage, LLC	60	70,721,128	8.09
		Stearns Lending, LLC.	4	4,318,804	0.49
		Synovus Bank	3	2,059,077	0.24
		United Wholesale Mortgage, LLC	342	334,152,301	38.25	1	784,953	0.11										1	784,953	0.11
		Vellum Mortgage, Inc.	1	1,069,416	0.12
Total GS Mortgage Backed Securities 2021-PJ9			882	873,692,023	100	2	1,798,619	0.26							1	1,013,667	0.15	1	784,953	0.11

GS Mortgage Backed Securities 2021-PJ10		Able Financial Corp	1	1,869,090	0.23
		American Security Mortgage Corp.	1	1,177,054	0.14
		Angel Oak Home Loans LLC	9	8,624,329	1.05
		Augusta Financial, Inc.	1	957,406	0.12
		BM Real Estate Service Inc	1	618,820	0.08
		Blue Ridge Bank, National Association	1	1,235,554	0.15
		CalCon Mutual Mortgage LLC	11	11,071,389	1.35
		Caliber Home Loans, Inc	6	5,420,116	0.66
		Capital Mortgage Services of Texas	7	4,569,495	0.56
		Change Lending, LLC	2	2,408,980	0.29
		Cherry Creek Mortgage Co., Inc.	1	1,377,647	0.17
		CrossCountry Mortgage, LLC	64	68,613,088	8.39	1	1,407,151	0.22							1	1,407,151	0.22
		Directors Mortgage, Inc.dba USA Direct Funding	2	1,618,640	0.2
		Envision Bank	1	1,484,764	0.18
		Fairway Independent Mortgage Corp.	16	21,092,711	2.58
		Fall River Five Cents Savings Bank	1	368,903	0.05
		First Guaranty Mortgage Corporation	55	25,524,871	3.12
		Googain Inc. dba MaxReal	1	1,375,052	0.17
		Guaranteed Rate Affinity, LLC	27	26,810,977	3.28
		Guaranteed Rate, Inc	35	44,748,427	5.47
		High Tech Lending	1	1,098,030	0.13
		HomeBridge Financial Services, Inc	8	8,031,236	0.98
		HomeXpress Mortgage Corp.	1	1,680,858	0.21
		IMPAC Mortgage Corp.	4	3,375,254	0.41
		Interfirst Mortgage Company	38	32,516,771	3.98
		JMAC Lending, Inc.	20	18,579,022	2.27
		LHM Financial Corporation	1	918,552	0.11
		LendUS, LLC	2	3,157,186	0.39
		LoanDepot.com	46	45,234,080	5.53
		Mason-McDuffie Mortgage Corporation	1	1,168,556	0.14
		Midwest Equity Mortgage LLC	1	936,599	0.11
		Mortgage Access Corp	2	2,401,083	0.29
		Movement Mortgage, LLC	60	59,226,610	7.24
		NFM, Inc.	3	3,783,942	0.46
		NJ Lenders Corp.	2	2,607,630	0.32
		NewRez LLC	5	5,377,071	0.66
		Newrez, LLC	10	9,329,002	1.14
		Nexera Holding LLC	15	14,669,822	1.79
		OCMBC, Inc.	1	1,024,454	0.13
		Opportunity Bank of Montana	3	1,212,635	0.15
		Plaza Home Mortgage, Inc.	6	4,972,456	0.61
		Proper Rate, LLC	3	2,000,157	0.24
		Rate One Financial, Inc.	1	722,613	0.09
		Reliant Bank	3	2,967,780	0.36
		Republic State Mortgage Co.	1	1,218,203	0.15
		Sierra Pacific Mortgage Company, Inc.	1	1,096,379	0.13
		Sprout Mortgage, LLC	52	62,719,086	7.67
		Stearns Lending, LLC.	7	6,774,781	0.83
		T2 Financial LLC	1	619,218	0.08
		United Wholesale Mortgage, LLC	263	287,623,005	35.16
Total GS Mortgage Backed Securities 2021-PJ10			805	818,009,384	100	1	1,407,151	0.22							1	1,407,151	0.22

GS Mortgage-Backed Securities Trust 2021-INV2		United Wholesale Mortgage, LLC	924	338,993,228	100	1	730,415	0.26							1	730,415	0.26

Total GS Mortgage-Backed Securities Trust 2021-INV2			924	338,993,228	100	1	730,415	0.26							1	730,415	0.26

GS Mortgage-Backed Securities Trust 2022-PJ1		ABSOLUTE HOME MORTGAGE CORP.	1	591,970	0.08
		ADVANCE MORTGAGE & INVESTMENT COMPANY LLC	1	697,696	0.09
		ALL WESTERN MORTGAGE INC.	1	1,435,920	0.18
		ALPHA MORTGAGE CORPORATION	1	453,793	0.06
		AMERICAN FINANCIAL NETWORK INC DBA REALTY MORTGAGE ALLIANCE	1	634,771	0.08
		AMERICAN SECURITY MORTGAGE CORP.	1	955,000	0.12
		ANGEL OAK HOME LOANS LLC	19	16,655,699	2.12
		BARR GROUP INC.	1	750,023	0.1
		BLUE RIDGE BANK NATIONAL ASSOCIATION	1	1,059,202	0.13
		CALCON MUTUAL MORTGAGE LLC	4	4,622,428	0.59
		CALIBER HOME LOANS INC	3	3,076,534	0.39
		CAPITAL MORTGAGE SERVICES OF TEXAS	6	6,510,842	0.83
		CARDINAL FINANCIAL COMPANY LIMITED PARTNERSHIP	1	781,004	0.1
		CHANGE LENDING LLC	4	4,267,857	0.54
		CHERRY CREEK MORTGAGE CO. INC.	2	1,543,922	0.2
		CHICAGO MORTGAGE SOLUTIONS LLC	11	9,933,331	1.26
		CROSSCOUNTRY MORTGAGE LLC	37	40,822,326	5.18
		DIRECT MORTGAGE LOANS LLC	1	736,496	0.09
		ENVISION BANK	1	895,645	0.11
		FAIRWAY INDEPENDENT MORTGAGE CORP.	34	41,831,941	5.31
		FIRST GUARANTY MORTGAGE CORPORATION	44	34,578,230	4.39	1	676,302	0.1							1	676,302	0.1
		GENERAL MORTGAGE CAPITAL CORPORATION	1	1,492,258	0.19
		GOOGAIN INC. DBA MAXREAL	1	1,385,456	0.18
		GUARANTEED RATE AFFINITY LLC	20	31,451,968	3.99
		GUARANTEED RATE INC	25	35,382,313	4.49
		HAMILTON HOME LOANS INC.	1	743,775	0.09
		HOMEBRIDGE FINANCIAL SERVICES INC	10	8,158,513	1.04
		IMPAC MORTGAGE CORP.	3	1,960,042	0.25
		INSPIRE HOME LOANS INC.	1	705,949	0.09
		JMAC LENDING INC.	14	19,658,611	2.5
		KIND LENDING LLC	2	2,191,410	0.28
		LOANDEPOT.COM	81	87,067,315	11.06
		MCGOWIN-KING MORTGAGE LLC	1	817,605	0.1
		MORTGAGE ACCESS CORP	1	615,810	0.08
		MORTGAGE INVESTORS GROUP	2	1,471,288	0.19
		MOVEMENT MORTGAGE LLC	106	45,417,902	5.77
		NEWREZ LLC	8	7,704,566	0.98
		NEXERA HOLDING LLC	17	24,047,211	3.05
		NJ LENDERS CORP.	1	934,278	0.12
		PLAZA HOME MORTGAGE INC.	1	1,077,175	0.14
		PROPER RATE LLC	2	3,336,205	0.42
		RELIANT BANK	11	12,837,821	1.63
		SIERRA PACIFIC MORTGAGE COMPANY INC.	2	2,244,678	0.29
		SPROUT MORTGAGE LLC	34	38,162,945	4.85
		STEARNS LENDING LLC.	9	8,015,237	1.02
		THE FEDERAL SAVINGS BANK	1	182,912	0.02
		THE HOME LOAN EXPERT	1	723,811	0.09
		UNITED WHOLESALE MORTGAGE LLC	229	276,709,489	35.15
Total GS Mortgage-Backed Securities Trust 2022-PJ1			760	787,331,174	100	1	676,302	0.1							1	676,302	0.1

GS Mortgage-Backed Securities Trust 2022-GR1		Guaranteed Rate Affinity, LLC	279	91,509,019	17.62
		Guaranteed Rate Inc	0	0	0
		Guaranteed Rate, Inc	1,509	427,781,557	82.38	1	234,879	0.06										1	234,879	0.06
Total GS Mortgage-Backed Securities Trust 2022-GR1			1,788	519,290,576	100	1	234,879	0.06										1	234,879	0.06

GS Mortgage-Backed Securities Trust 2022-NQM1		Angel Oak Home Loans LLC	1	660,441	0.19
		CalCon Mutual Mortgage LLC	1	984,400	0.29
		Calculated Risk Analytics, LLC.	11	11,539,734	3.38
		Cardinal Financial Company, Limited Partnership	2	1,708,119	0.5
		Cherry Creek Mortgage Co., Inc.	2	1,500,091	0.44
		CrossCountry Mortgage, LLC	7	6,945,859	2.04
		Directors Mortgage, Inc.dba USA Direct Funding	1	859,815	0.25
		Embrace Home Loans, Inc.	1	535,368	0.16
		First Guaranty Mortgage Corporation	102	66,304,106	19.43
		Guaranteed Rate Affinity, LLC	2	2,557,019	0.75
		Guaranteed Rate, Inc	4	4,502,512	1.32
		HomeBridge Financial Services, Inc	10	5,845,828	1.71
		HomeXpress Mortgage Corp.	6	2,948,963	0.86
		IBERIABANK a division of First Horizon Bank	1	1,472,586	0.43
		IMPAC Mortgage Corp.	60	33,872,970	9.93
		Inspire Home Loans, Inc.	1	626,196	0.18
		JMAC Lending, Inc.	6	1,681,826	0.49
		LeaderOne Financial Corporation	1	1,086,797	0.32
		LendSure Mortgage Corp.	37	21,245,470	6.23
		LendUS, LLC	4	3,993,904	1.17
		Mann Mortgage, LLC	2	2,878,391	0.84
		Movement Mortgage, LLC	6	5,850,897	1.71
		NEWREZ, LLC	1	667,532	0.2
		Nations Direct Mortgage, LLC	1	601,313	0.18
		Nexera Holding LLC	11	7,272,131	2.13
		OCMBC, Inc.	5	1,840,167	0.54
		Oaktree Funding Corporation	46	33,705,470	9.88
		Point Mortgage Corp.	1	1,314,691	0.39
		Proper Rate, LLC	1	676,185	0.2
		Royal Pacific Funding Corp dba Pacific Banc	23	12,195,723	3.57
		Sharestates Intercap Line, LLC	2	2,094,000	0.61	1	115,200	0.05							1	115,200	0.05
		Sharestates Investments, LLC	3	2,775,000	0.81
		Sprout Mortgage, LLC	134	91,059,966	26.69	1	1,164,533	0.47							1	1,164,533	0.47
		Summit Funding Inc	1	1,132,949	0.33
		Synovus Bank	1	941,173	0.28
		Temple View Capital	29	5,304,187	1.55
Total GS Mortgage-Backed Securities Trust 2022-NQM1			527	341,181,777	100	2	1,279,733	0.51							2	1,279,733	0.51

GS Mortgage-Backed Securities Trust 2022-GR2		Guaranteed Rate Affinity, LLC	284	78,905,139	11.43
		Guaranteed Rate, Inc	1,749	503,158,156	72.91	5	1,718,030	0.3				1	412,196	0.07	4	1,305,833	0.23
		Stearns Lending, LLC.	291	108,032,408	15.65
Total GS Mortgage-Backed Securities Trust 2022-GR2			2,324	690,095,702	100	5	1,718,030	0.3				1	412,196	0.07	4	1,305,833	0.23

GS Mortgage Backed Securities 2022-HP1		Home Point Financial Corporation	2,088	781,102,992	200	2	750,373	0.23				1	384,922	0.12	1	365,450	0.11

Total GS Mortgage Backed Securities 2022-HP1			2,088	781,102,992	200	2	750,373	0.23				1	384,922	0.12	1	365,450	0.11

GS Mortgage-Backed Securities Trust 2022-LTV2		Amerisave Mortgage Corporation	5	4,502,195	1.47
		Angel Oak Home Loans LLC	12	12,608,756	4.12	1	990,389	0.39							1	990,389	0.39
		CalCon Mutual Mortgage LLC	2	2,333,923	0.76
		Caliber Home Loans, Inc	13	12,935,594	4.23
		Cardinal Financial Company, Limited Partnership	1	1,039,335	0.34
		Change Lending, LLC	1	831,827	0.27
		Cherry Creek Mortgage Co., Inc.	2	1,860,987	0.61
		CrossCountry Mortgage, LLC	17	17,630,340	5.77
		Directors Mortgage, Inc.dba USA Direct Funding	1	1,169,939	0.38
		Embrace Home Loans, Inc.	1	1,853,530	0.61
		Fairway Independent Mortgage Corp.	46	49,662,945	16.24	1	721,390	0.28							1	721,390	0.28
		First Internet Bank of Indiana	1	900,827	0.29
		Guaranteed Rate Affinity, LLC	1	1,072,285	0.35
		Guaranteed Rate, Inc	6	7,112,205	2.33
		Home Point Financial Corporation	2	1,921,875	0.63
		HomeBridge Financial Services, Inc	5	4,448,507	1.45
		IBERIABANK a division of First Horizon Bank	1	1,255,085	0.41
		IMPAC Mortgage Corp.	2	2,097,026	0.69	1	632,647	0.25				1	632,647	0.25
		JMAC Lending, Inc.	1	782,267	0.26
		LoanDepot.com	3	2,353,822	0.77
		Movement Mortgage, LLC	37	35,533,832	11.62
		New Wave Lending Group Inc	1	876,076	0.29
		NewRez LLC	1	664,483	0.22
		Nexera Holding LLC	7	6,605,370	2.16
		Northpointe Bank	21	21,678,431	7.09	1	722,759	0.28				1	722,759	0.28
		OriginPoint LLC	1	1,083,471	0.35
		Plaza Home Mortgage, Inc.	1	716,448	0.23
		Sprout Mortgage, LLC	2	1,764,769	0.58
		Stearns Lending, LLC.	2	1,920,247	0.63
		The Mortgage Company	1	1,177,842	0.39
		United Wholesale Mortgage, LLC	96	104,704,214	34.24
		Wheatland Bank	1	667,971	0.22
Total GS Mortgage-Backed Securities Trust 2022-LTV2			294	305,766,422	100	4	3,067,185	1.19				2	1,355,406	0.53	2	1,711,779	0.67

GS Mortgage Backed Securities 2023-PJ2		All Western Mortgage, Inc.	1	1,141,488	0.28
		AmRes Corporation	1	2,984,188	0.74
		Amerifirst Financial Corp	1	2,989,325	0.74
		Amerisave Mortgage Corporation	11	10,568,617	2.61
		Caliber Home Loans, Inc	34	41,146,259	10.15
		Capital Mortgage Services of Texas	1	991,483	0.24
		Change Lending, LLC	1	2,938,306	0.72
		Churchill Mortgage Corporation	1	1,488,348	0.37
		CrossCountry Mortgage, LLC	32	34,176,759	8.43
		Directors Mortgage, Inc.dba USA Direct Funding	1	1,278,863	0.32
		Fairway Independent Mortgage Corp.	10	10,238,294	2.52
		Flagstar Bank, FSB	10	9,337,551	2.3
		Guaranteed Rate Affinity, LLC	2	2,044,733	0.5
		Guaranteed Rate, Inc	15	19,403,870	4.79
		Hancock Whitney Bank	1	728,341	0.18
		Home Point Financial Corporation	5	5,278,977	1.3
		HomeBridge Financial Services, Inc	3	3,275,664	0.81
		JMAC Lending, Inc.	3	4,935,627	1.22
		Keystone Funding, Inc.	1	1,365,344	0.34
		Kind Lending, LLC	1	751,843	0.19
		Knock Lending LLC	1	712,046	0.18
		LoanDepot.com	4	4,038,598	1
		Movement Mortgage, LLC	13	13,941,018	3.44
		NFM, Inc.	1	1,030,155	0.25
		New Rez, LLC	2	2,961,967	0.73
		New Wave Lending Group Inc	1	1,706,157	0.42
		Nexera Holding LLC	4	5,218,567	1.29
		OriginPoint LLC	1	1,968,235	0.49
		Radius Financial Group Inc.	1	265,928	0.07
		Security National Mortgage Company	1	254,313	0.06
		United Wholesale Mortgage, LLC	201	214,923,847	53	1	1,053,339	0.31							1	1,053,339	0.31
		UpEquity SPV2, LLC	1	1,412,861	0.35
Total GS Mortgage Backed Securities 2023-PJ2			366	405,497,575	100	1	1,053,339	0.31							1	1,053,339	0.31

GS Mortgage Backed Securities 2023-CCM1		CrossCountry Mortgage, LLC	629	274,999,119	100	4	2,907,028	1.55				1	1,817,591	0.97	2	672,425	0.36	1	417,012	0.22

Total GS Mortgage Backed Securities 2023-CCM1			629	274,999,119	100	4	2,907,028	1.55				1	1,817,591	0.97	2	672,425	0.36	1	417,012	0.22

GS Mortgage-Backed Securities Trust 2023-PJ6		Amerisave	2	2,552,696	0.8
		Angel Oak	1	1,106,819	0.35
		Atlantic Bay	4	4,781,582	1.49
		Caliber Home Loans, Inc.	5	6,246,038	1.95
		Cross Country Mortgage, LLC	21	24,855,831	7.77
		Fairway	15	17,868,528	5.58	1	1,006,612	0.43										1	1,006,612	0.43
		Flagstar	9	10,549,127	3.3
		Guaranteed Rate, Inc	8	8,422,011	2.63
		Homebridge Financial	1	701,540	0.22
		JMAC Lending, Inc.	2	2,674,804	0.84
		LoanStream	2	1,874,758	0.59
		Maxex Clearing, LLC	18	14,993,451	4.69
		Movement Mortgage	3	2,752,921	0.86
		NEWREZ	2	2,250,651	0.7
		Newfi Lending	1	770,480	0.24
		Sprout Mortgage, LLC.	1	1,209,695	0.38
		United Wholesale Mortgage	171	214,655,473	67.08
		WESTERN ALLIANCE BANK	2	1,721,623	0.54
Total GS Mortgage-Backed Securities Trust 2023-PJ6			268	319,988,029	100	1	1,006,612	0.43										1	1,006,612	0.43

Total Asset Class : Residential Mortgage Backed Securities - Non-Prime			15,246	7,907,885,661	100	67	40,853,795	0.46	0	0	0	8	4,778,318	0.05	55	33,632,020	0.38	4	2,443,456	0.03	0	0	0

Asset Class : Residential Mortgage Backed Securities - Prime
__________________________________
1 This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and that is available to us without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (if any) (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, because some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

The information in this Form ABS-15G has not been verified by any third party.  In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

2 The outstanding principal balance of each asset that has been repurchased or replaced is calculated as of the date of repurchase or replacement; the outstanding principal balance of each asset that has been liquidated is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period.

3 At time of securitization.